Other investments	12 Months Ended
Dec. 31, 2022
Other investments
Other investments

23.   Other investments

Other investments consist of the following:

	December 31, 2022	December 31, 2021
Other investments - current
1-3 Month T-Bill ETF (BIL) - at fair value through profit or loss	14,818	—
1.5% US treasury notes - at amortized cost	35,547	—
	50,365	—
Other investments - non-current
1.7% federal bonds German Government - at fair value through other comprehensive income	2,969	—
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	14,934	—
	17,903	—

Debt securities classified as fair value through other comprehensive income, denominated in EUR, have an interest rate of 1.7% and mature in 10 years.

Debt securities classified as amortized cost investments have an interest rate of 1.5% and mature in one to three months.